Business Acquisition - Preliminary identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2017	Jul. 03, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Goodwill	$ 19,927		$ 6,680	$ 6,867
Operating loss carryforwards	1,376		$ 142
GE Transaction Agreement
Assets
Cash and equivalents		$ 4,133
Current receivables		2,383
Inventories (1)		1,695
Property, plant and equipment		4,868
Intangible assets (2)		4,123
All other assets		1,544
Liabilities
Accounts payable		(1,106)
Borrowings		(3,370)
Deferred income taxes (3)		(317)
Liabilities for pension and other postretirement benefits		(655)
All other liabilities		(1,476)
Total identifiable net assets		11,822
Noncontrolling interest associated with net assets acquired		(76)
Goodwill		13,052
Total purchase consideration		24,798
Inventory adjustment, write-up	$ 87
Deferred tax assets		560
Operating loss carryforwards		243
Tax deductible goodwill		$ 67